SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The unaudited condensed consolidated financial statements (“financial statements”) and notes thereto, including all prior periods presented, have been prepared under accounting principles generally accepted in the United States of America (“GAAP”). The financial statements are prepared on a going concern basis and have been presented in U.S. dollars (“USD”) rounded to the nearest million unless otherwise indicated. The financial statements should be read in conjunction with the December 31, 2023 audited consolidated financial statements of the Company and accompanying notes included on the Form 20-F, filed with the SEC on March 28, 2024. The results of operations for the three and six months ended June 30, 2024 are not necessarily indicative of the results for any subsequent periods or the entire fiscal year ending December 31, 2024. These financial statements reflect all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair statement of results for the interim periods presented in accordance with GAAP.
The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Included among the material (or potentially material) reported amounts and disclosures that require use of estimates are: fair value of certain financial assets, derivatives, allowances for credit losses, deferred policy acquisition costs (“DAC”), deferred sales inducements (“DSI”), value of business acquired (“VOBA”), goodwill and other intangibles, market risk benefits, future policy benefits (“FPB”), policyholders’ account balances including the fair value of embedded derivatives, funds withheld for reinsurance liabilities, income taxes including the recoverability of deferred tax assets, and the potential effects of resolving litigated matters. Such estimates and assumptions are subject to inherent uncertainties, which may result in actual amounts differing from reported amounts.
Basis of Consolidation
These financial statements include the accounts of the Company and its consolidated subsidiaries, which are legal entities where the Company has a controlling financial interest by either holding a majority voting interest or as the primary beneficiary of the variable interest entity (“VIE”). All intra-group transactions, balances, income and expenses are eliminated in full on consolidation. The consolidation assessment depends on the specific facts and circumstances for each entity and requires judgment.
The following is a subset of the Company’s significant accounting policies and should be read in conjunction with the Company’s significant accounting policies described in Note 2 of the Company’s December 31, 2023 audited consolidated financial statements.
Investment real estate are stated at cost less accumulated depreciation and include certain residential investment real estate through consolidation of investment company VIEs, which are reported at fair value with the change in fair value on these investments reported in “Net investment income” within the statement of operations. Fair values of residential investment real estate are initially based on the cost to purchase the properties and subsequently determined using broker price opinions.
Real estate partnerships are comprised of real estate joint ventures and other limited partnerships and include VIEs that are accounted for using the equity method of accounting. Certain real estate joint ventures and limited partnership interest are consolidated investment company VIEs. These investments are fair valued on a recurring basis with the change in fair value reported in “Net investment income”.
Investment funds are comprised of certain non-fixed income, alternative investments in the form of limited partnerships or similar legal structures for which the Company is not the primary beneficiary and therefore is not required to consolidate. The Company typically accounts for investment funds using the equity method of accounting. In addition, the Company has concluded that it is the primary beneficiary for certain investments funds, which are investment company funds and consolidate the underlying funds. Valuation methods include NAV as a practical expedient and fair value based on discounted cash flow models. Income is reported on a quarter lag due to the availability of the related financial statements of these investment funds.
Derivative instruments include call options used to fund fixed indexed annuity contracts and equity-indexed universal life contracts (“insurance-related derivatives”) as well as other derivative instruments purchased to manage foreign currency exposure and other market risks associated with certain assets and liabilities. If a derivative is not designated for hedge accounting, changes in the fair value of derivatives are recorded in “Investment related gains (losses)” in the statements of operations, except for insurance-related derivatives, whose fair value changes are recorded in “Change in fair value of insurance-related derivatives and embedded derivatives”, along with fair value changes from embedded derivatives on related fixed indexed annuity and equity-indexed universal life contracts.
Reinsurance recoverables and deposit assets include the reinsurance receivables from cedants or reinsurers, reinsurance recoverables from reinsurers, and deposit assets associated with reinsurance agreements.
For long term duration contracts, each reinsurance agreement is assessed to determine whether the agreement transfers significant insurance risk to the reinsurer. If insurance risk is transferred, the Company utilizes the reinsurance method of accounting. If the agreement does not transfer significant insurance risk, the Company utilizes the deposit method of accounting. The reinsurance recoverables and deposit assets include deposit assets, reinsurance market risk benefits, amounts due from reinsurers for paid or unpaid claims, claims incurred but not reported (“IBNR”), policyholders’ account balances, or future policy benefits. The reinsurance recoverable is presented net of a reserve for collectability. The Company cedes disability, medical and long-term care insurance, annuity contracts including lifetime income benefit riders, as well as PRT contracts with significant insurance risk to other insurance companies through reinsurance. The Company also cedes annuity contracts without significant insurance risk to other insurance companies.
For short term duration contracts, reinsurance recoverables are the estimated amount due to the Company from reinsurers related to paid and unpaid ceded claims and claim adjustment expenses (“CAE”) and are presented net of a reserve for collectability. Recoveries of gross ultimate losses under the non-catastrophe reinsurance are estimated by a review of individual large claims and the ceded portion of IBNR claims using assumed distribution of loss by percentage retained. Recoveries of gross ultimate losses under the Company’s catastrophe reinsurance are estimated by applying reinsurance treaty terms to estimates of gross ultimate losses. The most significant assumption is the average size of the individual losses for those claims that have occurred but have not yet been reported and the estimate of gross ultimate losses. The ultimate amount of the reinsurance ceded recoverable is unknown until all losses settle.
Reinsurance receivables include amounts receivable from third party reinsurers and cedants. The reinsurance receivables which will be settled within a year are short-term in nature, and their fair values approximate carrying value. Reinsurance receivables include future installment payments for ceding commissions on reinsured annuity contracts. The receivable is recorded at the net present value of the installment payments.
Intangible assets are primarily from the acquisition of American National, Argo and AEL. Definite-lived intangible assets include distribution relationships, trade names and an unpaid claims reserve intangible asset, as well as other intangible assets such as capitalized software and leases. Indefinite-lived intangible assets represent insurance licenses. The useful life of AEL’s distributor relationships ranges approximately from 20 to 30 years, and the useful life of the trade name is 10 years for AEL.
Deferred policy acquisition costs (“DAC”) and deferred sales inducements (“DSI”) are capitalized costs related directly to the successful acquisition of new or renewal insurance contracts. Significant costs are incurred to successfully acquire insurance, reinsurance, and annuity contracts, including commissions and certain underwriting, premium bonus, policy issuance and processing expenses. DSI is amortized on a constant level basis over the amortization bases selected by product, consistent with the amortization of DAC for a related product. The assumptions used in the amortization calculation for DAC and DSI include full surrenders, partial withdrawals, mortality, utilization, premium persistency, reset assumptions associated with lifetime income benefit riders and the option budget assumption. Along with amortization of VOBA intangible asset resulting from a business combination, amortization of DAC and DSI is included in the “Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired” on the statements of operations. Amortization of VOBA intangible liability is included in “Policyholder benefits and claims incurred” on the statements of operations.
Policyholders’ account balances (“PAB”) represent the contract value that has accrued to the benefit of the policyholders related to universal-life and investments-type contracts. For fixed products, these are generally equal to the accumulated deposits plus interest credited, reduced by withdrawals, payouts and accumulated policyholder assessments. Indexed product account balances with returns linked to the performance of a specified market index are equal to the sum of the fair value of the embedded derivatives and the host (or guaranteed) component of the contracts. The host value is established at inception of the contract and accreted over the policy’s life at a constant level of interest. Interest credited or index credits to policyholders’ account balances pursuant to accounting by insurance companies for certain long-duration contracts are included in “Interest sensitive contract benefits” in the statements of operations. Changes in the fair value of the embedded derivatives are included in the “Change in fair value of insurance-related derivatives and embedded derivatives” in the statements of operations.
Market risk benefits (“MRB”) are contracts or contract features that provide protection to the policyholder from other-than-nominal capital market risk and expose the Company to such risk. The Company issues certain fixed indexed annuity and fixed rate annuity contracts that provide minimum guarantees to policyholders including guaranteed minimum withdrawal benefits and guaranteed minimum death benefits that are MRBs. MRBs are measured at fair value, at the individual contract level, and can be either an asset or a liability. Contracts which contain more than one MRB feature are combined into one single MRB. The fair value is calculated using stochastic models. At contract inception, attributed fees are calculated based on the present value of the fees and assessments collectible from the policyholder relative to the present value of expected benefits paid attributable to the MRB. The attributed fees remain static over the life of the MRB and is used to calculate the fair value of the MRB using a risk neutral valuation method. The attributed fees cannot be negative and cannot exceed the total explicit fees collectible from the policyholder. The periodic change in fair value is recognized in earnings with the exception of the periodic change in fair value related to the instrument-specific credit risk, which is recognized in other comprehensive income (“OCI”). Market risk benefits with positive values are recorded as “Other assets” and negative fair values as “Market risk benefits” liability in the statements of financial position. The ceded MRB assets are presented in “Reinsurance recoverables and deposit assets” on the statements of financial position.
Funds withheld for reinsurance liabilities represent the payable for amounts contractually withheld in accordance with reinsurance agreements where certain of the Company’s subsidiaries act as cedants. While the assets in the funds withheld are legally owned by the cedant, the reinsurer is subject to all investment performance and economic rights and obligations to the funds withheld assets similar to invested assets held directly by the reinsurer. The assets in the funds withheld account, including cash and cash equivalents, fixed income securities and derivatives carried at fair value, are recorded in respective investment line items in the statements of financial position. These funds withheld assets are offset by recognizing a corresponding funds withheld liability. The funds withheld liability includes an embedded derivative that is bifurcated from the host contract. The fair value of the embedded derivative is calculated based upon the change in the fair value of the underlying liabilities in the funds withheld agreement compared to the change in the fair value of the assets in the funds withheld account. These embedded derivatives are included within “Funds withheld for reinsurance liabilities” along with the host contract on the statements of financial position. Changes in the fair value of these embedded derivatives are included in “Change in fair value of insurance-related derivatives and embedded derivatives” in the statements of operations.
Net investment results from reinsurance funds withheld represent investment income and changes in fair value of derivatives embedded in reinsurance funds withheld arrangements.
Change in fair value of insurance-related derivatives and embedded derivatives include the change in fair value of embedded derivatives for fixed indexed annuities, equity-indexed universal life contracts and funds withheld for reinsurance liabilities, as well as the change in fair value of insurance-related derivatives, which are call options used to fund fixed indexed annuity contracts and equity-indexed universal life contracts. The change in fair value of embedded derivatives for fixed index annuities equals the change in the difference between policy benefit reserves for fixed index annuities computed under the derivative accounting standard and the long-duration contracts accounting standard as of each reporting date.
Segments: in accordance with ASC 280, Operating Segments, the Company uses a management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocation of resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer and the Chief Financial Officer who review the results of operations when making decisions about allocating resources and assessing the performance of the Company. Following the acquisition of AEL, the Company’s operations are organized into four reportable segments: Annuity, Life, P&C and Corporate and Other (see Note 27).
Reclassification
As a result of the acquisition of AEL and the increase in significance of certain accounts resulting from the consolidation of AEL, certain previously reported amounts have been reclassified to conform to the current financial statement presentation. These reclassifications had no impact on net income (loss) as reported in the statements of operations, as well as total assets, liabilities or equity in the statements of financial position.
New Accounting Standards
In the current period, the Company did not adopt any Accounting Standard Updates (“ASUs”) issued by the Financial Accounting Standards Board that were material in presentation or amount.